Average Annual Total Returns - GABELLI GLOBAL CONTENT & CONNECTIVITY FUND	Apr. 30, 2021
MSCI AC World Communication Services Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	24.08%
5 Years	9.96%
10 Years	7.92%
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.25%
5 Years	12.26%
10 Years	9.13%
Class A Shares
Average Annual Return:
1 Year	9.74%
5 Years	5.37%
10 Years	4.88%
Class AAA Shares
Average Annual Return:
1 Year	16.42%
5 Years	6.66%
10 Years	5.52%
Class AAA Shares | After Taxes on Distributions
Average Annual Return:
1 Year	15.36%
5 Years	5.25%
10 Years	4.55%
Class AAA Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.08%
5 Years	5.00%
10 Years	4.35%
Class C Shares
Average Annual Return:
1 Year	15.44%
5 Years	6.03%
10 Years	4.82%
Class I Shares
Average Annual Return:
1 Year	16.42%
5 Years	7.17%
10 Years	5.91%